May 5, 2000


Securities and Exchange Commission
450 Fifth Street NW
Washington DC 20549



RE:  Variable Account D of
     Fortis Benefits Insurance Company
     File No. 33-73986 (Wells Fargo)
     CIK No. 0000826723

Pursuant to Rule 497(j) under the Securities Act of 1933, Fortis Benefits Insurance Company, on behalf of Separate Account D, certifies that:

1) the form of Prospectus that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement of the Separate Account (Post-Effective
Amendment No. 9) filed April 28, 2000.

2) the text of the most recent amendment to the registration statement has been filed electronically.

Please contact me at (651) 738-5080 if you have any questions.

Sincerely,

/s/ David A. Peterson

David A. Peterson
Vice President
Assistant General Counsel